INCOME TAXES - Components Of Income Tax Expense Benefit (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Current tax provision (benefit):
U.S. Federal			$ 0	$ 0
State and local			(15)	52
Foreign			783	1,410
Total current provision for (benefit from) income taxes			768	1,462
Deferred tax provision (benefit):
U.S. Federal			0	0
State and local			0	0
Foreign			532	(1,092)
Total deferred provision (benefit) from income taxes	$ 31	$ (287)	532	(1,092)
Provision for income taxes	$ 32	$ (88)	$ 1,300	$ 370